[photo of calculator and newspaper stock reports]


COLONIAL INTERMARKET INCOME TRUST I

SEMIANNUAL REPORT
MAY 31, 2002

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:

The environment for the bond market was shaped by economic events and investor uncertainties over the past six months. Although the Federal Reserve halted its string of interest rate cuts, its presence on the sidelines was felt by the market as investors tried to guess the timing of its next move. A robust first quarter suggested that the Fed could act early in 2002 to begin to raise short-term interest rates; however, they remained at a 40-year low throughout the period. Indications of more moderate economic growth in the second quarter raised the possibility that the Fed could continue to delay action until later in the year.

Foreign government and emerging market bonds were among the strongest US bond market sectors for the six-month period. Foreign and emerging market bonds were also strong performers. High yield bonds gave back some of their earlier gains as continued concerns about the economy, in general, and the communications sector, in particular, hurt the lowest tier of the high yield market.

The following report will provide you with more detailed information about the trust's performance and the strategies used by portfolio manager Laura Ostrander. For more information, contact your financial advisor. As always, we thank you for choosing Colonial InterMarket Income Trust I and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Colonial Management Associates, Inc.


Not FDIC Insured
May Lose Value
No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

For the six-month period ended May 31, 2002, Colonial InterMarket Income Trust I had a total return of 2.52%, based on net asset value. Relative to its peers, the trust outperformed the Lipper General Bond Funds Category average, which was 1.40% for the same period.

The trust's outperformance reflected its high exposure to US Treasury and mortgage bonds, which were steady performers during the period, and its increased position in the sovereign debt of developed foreign markets. The trust's holdings in emerging markets, which accounted for approximately 13% of net assets, were good performers, especially its investments in Russia and Mexico. In general, the trust's multi-sector approach gave it an edge over its benchmark, which is more reflective of the broad US corporate bond market. Performance was also aided by our decision to increase the trust's exposure to foreign currencies by reducing our hedged positions. (Hedging is like an insurance policy against a rising dollar and we believed that the dollar was overvalued.)

In the high yield bond market, defaults have increased, and our investment in lower-quality high-yield bonds detracted from performance.

In the second half of the period, we decreased our US Treasury exposure and added to our investment in mortgages and agency bonds, a move that should help position the trust to take advantage of modest US economic growth even if it is accompanied by an uptick in inflation. We also raised the quality of our high-yield bond holdings because of continued credit concerns.

We have positioned the trust to take advantage of the economic environment in the US and around the world, where political risks are rising and the dollar remains vulnerable to further decline. We do not believe the Federal Reserve Board is likely to raise short-term interest rates until late in 2002 or early 2003. The Fed has indicated that it is seeking evidence of job growth and stability in household and consumer areas before it makes a move.

/s/ Laura A. Ostrander

Laura A. Ostrander

Laura A. Ostrander is a senior vice president of Colonial Management Associates, Inc., and the portfolio manager of the trust.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Investing in fixed-income securities offers the potential for attractive current income and total returns, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments; and changes in currency exchange rates.

SIX-MONTH TOTAL RETURN,
ASSUMING REINVESTMENT OF
ALL DISTRIBUTIONS FOR THE
PERIOD ENDED 5/31/02 (%)

NAV                      2.52
---------------------------------
Market price             9.24
---------------------------------


DISTRIBUTIONS DECLARED
PER COMMON SHARE

12/1/01- 5/31/02 ($)
                         0.37
---------------------------------


PRICE PER SHARE AS OF 5/31/02 ($)

NAV                      8.75
---------------------------------

Market price             8.57
---------------------------------


SECURITIES BREAKDOWN

AS OF 5/31/02 (%)

Corporate bonds          38.8
---------------------------------
US government
notes/bonds & agency     27.8
---------------------------------
Foreign government
notes/bonds              29.8
---------------------------------
Cash equivalents          4.5
---------------------------------
Other                    -0.9
---------------------------------


TOP 5 FOREIGN COUNTRIES
AS OF 5/31/02 (%)

United Kingdom            3.4
---------------------------------
Norway                    3.1
---------------------------------
New Zealand               2.6
---------------------------------
Poland                    2.4
---------------------------------
Italy                     2.3
---------------------------------

Securities breakdowns are calculated as a percentage of net assets. Country breakdowns are calculated as a percentage of total investments. Because the trust is actively managed, there can be no guarantee the trust will continue to maintain these securities or country weightings in the future.

INVESTMENT PORTFOLIO
May 31, 2002 (Unaudited)

CORPORATE FIXED-INCOME

BONDS & NOTES - 38.8%                      PAR        VALUE
---------------------------------------------------------------
CONSTRUCTION - 2.1%
BUILDING CONSTRUCTION - 2.1%
Associated Materials, Inc.,
   9.750% 04/15/12 (a)              $   60,000    $  62,400
Atrium Companies, Inc.,
   10.500% 05/01/09                     95,000       95,950
D.R. Horton, Inc.:
   8.000% 02/01/09                     200,000      203,000
   9.750% 09/15/10                     400,000      424,000
KB Home,
   8.625% 12/15/08                     200,000      200,000
K. Hovnanian Enterprises:
   8.875% 04/01/12 (a)                  25,000       24,750
   10.500% 10/01/07                    270,000      295,650
Lennar Corp.,
   7.625% 03/01/09                     215,000      221,450
Ryland Group, Inc.,
   9.125% 06/15/11                     145,000      154,425
Standard Pacific Corp.,
   9.250% 04/15/12                     295,000      303,850
---------------------------------------------------------------
                                                  1,985,475
---------------------------------------------------------------

---------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 1.2%

DEPOSITARY INSTITUTIONS - 0.6%
Sovereign Bancorp, Inc.,
   10.500% 11/15/06                    550,000      616,468
---------------------------------------------------------------

FINANCIAL SERVICES - 0.6%
Intertek Finance PLC,
   10.250% 11/01/06                    330,000      346,500
Williams Scotsman, Inc.,
   9.875% 06/01/07 (a)                 200,000      193,000
---------------------------------------------------------------
                                                    539,500
---------------------------------------------------------------

---------------------------------------------------------------
MANUFACTURING - 11.1%

CHEMICALS & ALLIED PRODUCTS - 2.8%
Acetex Corp.,

   10.875% 08/01/09                    120,000      125,400
Avecia Group PLC,
   11.000% 07/01/09                    140,000      141,400
Huntsman ICI Holdings L.L.C.,
   (b) 12/31/09                      1,610,000      386,400
Koppers Industries, Inc.,
   9.875% 12/01/07                     300,000      306,750
Lyondell Chemical Co.,
   9.500% 12/15/08                     200,000      193,000
MacDermid, Inc.,
   9.125% 07/15/11                     175,000      185,500
Messer Griesheim Holding,
   10.375% 06/01/11           EUR      250,000      254,038
Om Group, Inc.,
   9.250% 12/15/11 (a)                $145,000      151,163
Sterling Chemicals, Inc.,
   11.750% 08/15/06 (c)                500,000       50,000


                                           PAR        VALUE
---------------------------------------------------------------
Terra Capital, Inc.,
   12.875% 10/15/08                 $  365,000   $  372,300
Terra Industries, Inc.,
   10.500% 06/15/05                    195,000      173,550
Texas Petrochemical Corp.,
   11.125% 07/01/06                    410,000      356,700
---------------------------------------------------------------
                                                  2,696,201
---------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.5%
Amkor Technology, Inc.,
   9.250% 05/01/06                     100,000      100,000
Amphenol Corp.,
   9.875% 05/15/07                     150,000      156,750
Flextronics International Ltd.,
   9.875% 07/01/10                     200,000      217,000
---------------------------------------------------------------
                                                    473,750
---------------------------------------------------------------
FABRICATED METAL - 0.2%
Earle M. Jorgensen Co.,
   9.750% 06/01/12 (a)                 175,000      178,500
---------------------------------------------------------------

FOOD & KINDRED PRODUCTS - 1.1%
Dole Foods,
   7.250% 05/01/09 (a)                 100,000      101,031
New World Pasta Co.,
   9.250% 02/15/09                     125,000      121,250
Premier International Foods PLC,
   12.000% 09/01/09                    500,000      550,000
Roundy's, Inc.,
   8.875% 06/15/12 (a) (d)              60,000       60,825
Smithfield Foods, Inc.,
   8.000% 10/15/09                     250,000      254,375
---------------------------------------------------------------
                                                  1,087,481
---------------------------------------------------------------
FURNITURE & FIXTURES - 0.3%
Juno Lighting, Inc.,
   11.875% 07/01/09                    220,000      231,000
---------------------------------------------------------------

MACHINERY & COMPUTER EQUIPMENT - 0.1%
NMHG Holding Co.,
   10.000% 05/15/09 (a)                 55,000       56,375
---------------------------------------------------------------

MEASURING & ANALYZING INSTRUMENT - 0.2%
Fisher Scientific International, Inc.,
   8.125% 05/01/12 (a)                 175,000      175,000
---------------------------------------------------------------

MISCELLANEOUS MANUFACTURING - 1.6%
Actuant Corp.,
   13.000% 05/01/09                    143,000      163,020
Agco Corp.,
   9.500% 05/01/08                     150,000      162,000
Applied Extrusion Technologies, Inc.,
   10.750% 07/01/11                    175,000      168,000
Flowserve Corp.,
   12.250% 08/15/10                    140,000      158,200
ISG Resources, Inc.,
   10.000% 04/15/08                    250,000      233,750



See notes to investment portfolio.

May 31, 2002 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
---------------------------------------------------------------
MANUFACTURING (CONTINUED)

MISCELLANEOUS MANUFACTURING (CONTINUED)
Owens-Illinois, Inc.,
   7.500% 05/15/10                  $  245,000  $   224,175
Tekni-Plex, Inc.,
   12.750% 06/15/10                    375,000      393,750
---------------------------------------------------------------
                                                  1,502,895
---------------------------------------------------------------
PAPER PRODUCTS - 1.0%
Corp Durango SA de CV,
   13.125% 08/01/06                    195,000      190,612
Riverwood International Corp.,
   10.875% 04/01/08                    600,000      633,000
Tembec Industries, Inc.,
   8.500% 02/01/11                     170,000      172,550
---------------------------------------------------------------
                                                    996,162
---------------------------------------------------------------
PRIMARY METAL - 0.7%
Bayou Steel Corp.,
   9.500% 05/15/08                     500,000      290,000
Kaiser Aluminum & Chemical Corp.:
   9.875% 02/15/49                     250,000      202,500
   10.875% 10/15/06                    115,000       93,150
WCI Steel, Inc.,
   10.000% 12/01/04                    220,000      114,400
Wheeling-Pittsburgh Corp.,
   9.250% 11/15/07                     500,000       10,000
---------------------------------------------------------------
                                                    710,050
---------------------------------------------------------------
PRINTING & PUBLISHING - 1.0%
Quebecor Media, Inc.,
   11.125% 07/15/11                    275,000      281,875
PriMedia, Inc.,
   8.875% 05/15/11                     100,000       78,000
Von Hoffman Corp.,
   10.250% 03/15/09 (a)                200,000      208,500
Yell Finance BV,
   10.750% 08/01/11                    365,000      405,150
---------------------------------------------------------------
                                                    973,525
---------------------------------------------------------------
TRANSPORTATION EQUIPMENT - 1.6%
BE Aerospace, Inc.,
   8.875% 05/01/11                     120,000      111,600
Collins & Aikman Products Co.,
   10.750% 12/31/11 (a)                295,000      309,750
Dura Operating Corp.:
   8.625% 04/15/12 (a)                 185,000      191,475
   9.000% 05/01/09                      70,000       70,700
Lear Corp.,
   8.110% 05/15/09                     305,000      319,488
Newcor, Inc.,
   9.875% 03/01/08 (c)                 900,000      117,000
Pennzoil-Quaker State Co.,
   10.000% 11/01/08                    220,000      257,400
Sequa Corp.,
   8.875% 04/01/08                     180,000      178,200
---------------------------------------------------------------
                                                  1,555,613
---------------------------------------------------------------


                                           PAR        VALUE
---------------------------------------------------------------
MINING & ENERGY - 3.4%

METAL MINING - 0.1%
TriMas Corp.,
   9.875% 06/15/12 (a) (d)          $   65,000 $     66,463
---------------------------------------------------------------

OIL & GAS EXTRACTION - 3.3%
Benton Oil & Gas Co.,
   9.375% 11/01/07                     140,000      120,400
Chesapeake Energy Corp.,
   8.125% 04/01/11                     135,000      135,000
Compton Petroleum Corp.,
   9.900% 05/15/09 (a)                 135,000      136,133
El Paso Energy Corp.,
   8.500% 06/01/11 (a)                 225,000      226,125
Magnum Hunter Resources, Inc.,
   10.000% 06/01/07                    320,000      334,400
Mariner Energy, Inc.,
   10.500% 08/01/06                    260,000      246,350
PDVSA Finance Ltd.:
   6.250% 02/15/06            EUR      234,500      198,937
   6.650% 02/15/06                  $  250,000      232,500
Pemex Project Funding Master Trust
   9.125% 10/13/10                     660,000      719,400
Petsec Energy, Inc.,
   9.500% 06/15/07 (c)                 750,000        7,500
Pioneer Natural Resources Co.,
   7.500% 04/15/12                      50,000       50,250
Pogo Producing Co.,
   8.250% 04/15/11                     275,000      285,313
Stone Energy Corp.,
   8.250% 12/15/11                      90,000       91,350
Trico Marine Services, Inc.,
   8.875% 05/15/12 (a)                 120,000      123,600
XTO Energy, Inc.,
   7.500% 04/15/12                     220,000      223,300
---------------------------------------------------------------
                                                  3,130,558
---------------------------------------------------------------

---------------------------------------------------------------
RETAIL TRADE - 0.4%
AUTO DEALERS & GAS STATIONS - 0.1%
Asbury Automotive Group, Inc.
   9.000% 06/15/12 (a) (d)              75,000       75,000
---------------------------------------------------------------

FOOD STORES - 0.1%
Pathmark Stores,
   8.750% 02/01/12 (a)                  90,000       93,825
---------------------------------------------------------------

MISCELLANEOUS RETAIL - 0.1%
Steinway Musical Instruments,
   8.750% 04/15/11                      90,000       91,800
---------------------------------------------------------------

RESTAURANTS - 0.1%
Yum! Brands, Inc.
   8.880% 04/15/11                      95,000      102,125
---------------------------------------------------------------



See notes to investment portfolio.

May 31, 2002 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
---------------------------------------------------------------
SERVICES - 9.1%
AMUSEMENT & RECREATION - 3.6%
Ameristar Casinos, Inc.,
   10.750% 02/15/09                 $  150,000  $   165,000
Anchor Gaming,
   9.875% 10/15/08                     220,000      245,300
Argosy Gaming Co.,
   10.750% 06/01/09                    210,000      231,000
Boyd Gaming Corp.,
   9.500% 07/15/07                     135,000      140,400
Circus-Circus & Eldorado/Silver Legacy,
   10.125% 03/01/12 (a)                150,000      155,625
Coast Hotels & Casinos, Inc.,
   9.500% 04/01/09                     220,000      234,300
Hollywood Casino Corp.,
   11.250% 05/01/07                    320,000      353,600
Hollywood Casino Shreveport,
   13.000% 08/01/06                    350,000      385,000
Hollywood Park, Inc.:
   9.250% 02/15/07                      90,000       86,625
   9.500% 08/01/07                     225,000      219,375
Horseshoe Gaming, L.L.C.,
   9.375% 06/15/07                     280,000      293,300
Majestic Investor Holdings Capital,
   11.653% 11/30/07 (a)                 90,000       87,075
Mikohn Gaming,
   11.875% 08/15/08                    110,000      106,700
Penn National Gaming, Inc.,
   11.125% 03/01/08                    200,000      216,000
Regal Cinemas, Inc.,
   9.375% 02/01/12 (a)                 250,000      261,875
Six Flags, Inc.,
   9.500% 02/01/09                     100,000      103,500
Venetian Casino/Las Vegas Sands, Inc.,
   11.000% 06/15/10 (a) (d)            135,000      140,400
---------------------------------------------------------------
                                                  3,425,075
---------------------------------------------------------------
AUTO EQUIPMENT & RENTAL SERVICES - 0.3%
United Rentals, Inc.:
   8.800% 08/15/08                     135,000      137,025
   9.500% 06/01/08                     115,000      119,025
---------------------------------------------------------------
                                                    256,050
---------------------------------------------------------------
AUTO REPAIR SERVICES & PARKING - 0.1%
United Auto Group, Inc.,
   9.625% 03/15/12 (a)                 150,000      157,875
---------------------------------------------------------------
FUNERAL SERVICES - 0.4%
Service Corp. International,
   7.700% 04/15/09                     230,000      213,900
Stewart Enterprises, Inc.,
   10.750% 07/01/08                    170,000      187,850
---------------------------------------------------------------
                                                    401,750
---------------------------------------------------------------


                                           PAR        VALUE
---------------------------------------------------------------
HEALTH SERVICES - 3.9%
Alliance Imaging, Inc.,
   10.375% 04/15/11                 $  215,000  $   231,125
AmerisourceBergen Corp.,
   8.125% 09/01/08                     135,000      141,075
Beverly Enterprises, Inc.,
   9.000% 02/15/06                     550,000      554,125
Bio-Rad Laboratories, Inc.,
   11.625% 02/15/07                    215,000      240,262
Coventry Health Care, Inc.
   8.125% 02/15/12                     170,000      176,800
Dynacare, Inc.,
   10.750% 01/15/06                    180,000      186,300
HCA, Inc.,
   8.750% 09/01/10                     550,000      616,819
InSight Health Services Corp.,
   9.875% 11/01/11                     105,000      108,150
Magellan Health Services, Inc.:
   9.000% 02/15/08                     525,000      414,750
   9.375% 11/15/07 (a)                 145,000      143,550
Quest Diagnostic, Inc.,
   7.500% 07/12/11                     115,000      122,012
Radiologix, Inc.,
   10.500% 12/15/08                    175,000      184,188
Res-Care, Inc.,
   10.625% 11/15/08                    255,000      237,150
United Surgical Partners,
   10.000% 12/15/11                    165,000      170,775
Vanguard Health Systems, Inc.,
   9.750% 08/01/11                     200,000      211,000
---------------------------------------------------------------
                                                  3,738,081
---------------------------------------------------------------
HOTELS, CAMPS & LODGING - 0.7%
Host Marriott L.L.P.,
   9.500% 01/15/07 (a)                 355,000      368,312
Starwood Hotels & Resorts,
   7.875% 05/01/12 (a)                 250,000      254,035
---------------------------------------------------------------
                                                    622,347
---------------------------------------------------------------
OTHER SERVICES - 0.1%
Corrections Corp. of America,
   9.875% 05/01/09 (a)                 125,000      129,375
---------------------------------------------------------------

---------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 11.3%
AEROSPACE - 0.5%
TransDigm, Inc.,
   10.375% 12/01/08                    500,000      497,500
---------------------------------------------------------------
AIR TRANSPORTATION - 0.5%
Northwest Airlines, Inc.,
   9.875% 03/15/07                     150,000      143,250
U.S. Airways, Inc.,
   10.375% 03/01/13                    590,000      377,600
---------------------------------------------------------------
                                                    520,850
---------------------------------------------------------------



See notes to investment portfolio.

May 31, 2002 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
---------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
BROADCASTING - 1.6%
Advanstar Communications, Inc.,
   12.000% 02/15/11                 $  210,000  $   178,500
Allbritton Communications Co.,
   9.750% 11/30/07                     155,000      162,750
CanWest Media, Inc.,
   10.625% 05/15/11                    200,000      216,500
Corus Entertainment, Inc.,
   8.750% 03/01/12 (a)                  80,000       82,500
Cumulus Media, Inc.,
   10.375% 07/01/08                     75,000       81,000
Emmis Communications Corp.,
   (e) 03/15/11
   (12.500% 03/15/06)                  280,000      208,600
LIN Holding Corp.,
   (e) 03/01/08
   (10.000% 03/01/03)                  270,000      257,850
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11 (a)                 170,000      175,100
TV Azteca SA de CV,
   10.500% 02/15/07                    200,000      204,500
---------------------------------------------------------------
                                                  1,567,300
---------------------------------------------------------------
CABLE - 3.2%
Cable Satisfaction International, Inc.,
   12.750% 03/01/10                    310,000      186,000
Charter Communications
   Holdings L.L.C.:

   (e) 04/01/11
   (9.920% 04/01/04)                   500,000      345,000
   10.000% 04/01/09                    395,000      351,550
   10.750% 10/01/09                    175,000      161,000
   11.125% 01/15/11                    150,000      140,250
Comcast UK Cable Partners Ltd.,
   11.200% 11/15/07                    310,000      289,850
EchoStar DBS Corp.,
   9.250% 02/01/06                     500,000      502,500
Insight Communication Co., Inc.,
   (e) 02/15/11
   (12.250% 02/15/06)                  310,000      165,850
Northland Cable Television, Inc.,
   10.250% 11/15/07                    375,000      311,250
Ono Finance PLC:
   13.000% 05/01/09                     60,000       24,300
   14.000% 02/15/11                    810,000      328,050
Telewest Communications PLC:
   11.000% 10/01/07                    515,000      236,900
   11.250% 11/01/08                     30,000       13,800
---------------------------------------------------------------
                                                  3,056,300
---------------------------------------------------------------


                                           PAR        VALUE
---------------------------------------------------------------
COMMUNICATIONS - 0.2%
XM Satellite Radio Holdings, Inc.,
   14.000% 03/15/10                 $  340,000  $   227,800
---------------------------------------------------------------
COMMUNICATIONS SERVICES - 0.4%
Crown Castle International Corp.:
   (e) 05/15/11
   (10.375% 05/15/04)                  210,000      121,800
   10.750% 08/01/11                    100,000       87,000
SBA Communications Corp.,
   10.250% 02/01/09                    270,000      189,000
---------------------------------------------------------------
                                                    397,800
---------------------------------------------------------------
ELECTRIC, GAS & SANITARY SERVICES - 1.2%
Allied Waste North America, Inc.:
   8.500% 12/01/08                     240,000      240,000
   10.000% 08/01/09                    560,000      567,000
HydroChem Industrial Services, Inc.,
   10.375% 08/01/07                    490,000      382,200
---------------------------------------------------------------
                                                  1,189,200
---------------------------------------------------------------
ELECTRIC SERVICES - 1.2%
AES Corp.,
   9.500% 06/01/09                     310,000      245,675
Beaver Valley Funding Corp.,
   9.000% 06/01/17                     305,000      335,631
Calpine Corp.,
   8.500% 02/15/11                     450,000      370,125
PSE&G Energy Holdings,
   8.625% 02/15/08                     150,000      150,651
Western Resources, Inc.,
   7.875% 05/15/07 (a)                 100,000       99,659
---------------------------------------------------------------
                                                  1,201,741
---------------------------------------------------------------
MOTOR FREIGHT & WAREHOUSING - 0.1%
MTL, Inc.,
   10.000% 06/15/06                    250,000      137,500
---------------------------------------------------------------
POLLUTION CONTROL - 0.1% EnviroSource, Inc.,
   14.000% 12/15/08                     81,820       65,456
---------------------------------------------------------------
RADIOTELEPHONE COMMUNICATIONS - 1.6%
AirGate PCS, Inc.,
   (e) 10/01/09
   (13.500% 10/01/04)                  156,000       99,060
Alamosa Delaware, Inc.,
   12.500% 02/01/11                    150,000      123,000
Alamosa PCS Holdings, Inc.,
   (b) 02/15/10                         50,000       22,000
Horizon PCS, Inc.:
   (e) 10/01/10
   (14.000% 10/01/05)                  140,000       37,100
   13.750% 06/15/11                    195,000      115,050



See notes to investment portfolio.

May 31, 2002 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
---------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
RADIOTELEPHONE COMMUNICATIONS (CONTINUED)
Microcell Telecommunications, Inc.,
   14.000% 06/01/06                 $  285,000   $   39,900
Nextel Communications, Inc.,
   9.375% 11/15/09                     425,000      278,375
Nextel International, Inc.:
   (e) 04/15/08
   (12.125% 04/15/03)                  175,000        4,375
   12.750% 08/01/10                    110,000        5,500
   13.000% 04/15/07                    125,000        6,250
Nextel Partners, Inc.,
   11.000% 03/15/10                    200,000      128,000
Partner Communications Co., Ltd.,
   13.000% 08/15/10                    110,000      106,700
Rogers Cantel, Inc.,
   9.750% 06/01/16                     185,000      163,725
TeleCorp PCS, Inc.,
   (e) 04/15/09
   (11.625% 04/15/04)                   71,000       61,770
Tritel PCS, Inc.,
   10.375% 01/15/11                    150,000      160,500
US Unwired, Inc.,
   (b) 11/01/09                        390,000      230,100
---------------------------------------------------------------
                                                  1,581,405
---------------------------------------------------------------
TELECOMMUNICATIONS - 0.4%
Carrier1 International SA,
   13.250% 02/15/09                    450,000       15,750
RCN Corp.,
   (e) 10/15/07
   (11.125% 10/15/02)                  300,000       72,000
Time Warner Telecom, Inc.:
   9.750% 07/15/08                     275,000      147,125
   10.125% 02/01/11                     65,000       34,775
WorldCom, Inc.,
   7.750% 04/01/07                     275,000      140,250
---------------------------------------------------------------
                                                    409,900
---------------------------------------------------------------
TRANSPORTATION SERVICES - 0.3%
Petroleum Helicopters, Inc.,
   9.375% 05/01/09 (a)                 225,000      232,313
---------------------------------------------------------------

---------------------------------------------------------------
WHOLESALE TRADE - 0.2%
DURABLE GOODS - 0.2%
Playtex Products, Inc.,
   9.375% 06/01/11                     200,000      214,000
---------------------------------------------------------------
Total Corporate Fixed-Income
   Bonds & Notes
   (cost of $44,667,600)                         37,367,384
---------------------------------------------------------------


FOREIGN GOVERNMENT
OBLIGATIONS - 29.8%                        PAR        VALUE
---------------------------------------------------------------
Government of Canada:
   6.000% 06/01/11            CAD      130,000    $  87,861
   10.000% 06/01/08                  1,800,000    1,467,783
Government of New Zealand:
   6.000% 11/15/11            NZD    2,460,000    1,121,110
   8.000% 11/15/06                   2,895,000    1,465,242
Government of Norway:
   6.000% 05/16/11            NOK    4,210,000      495,526
   6.750% 01/15/07                  11,175,000    1,380,564
   9.500% 10/31/02                   8,970,000    1,127,740
Government of Poland,
   8.500% 10/12/04            PLN    3,825,000      952,990
   8.500% 05/12/06                   5,445,000    1,347,124
Hellenic Republic of Greece,
   8.600% 03/26/08            EUR    1,567,131    1,714,872
Kingdom of Sweden,
   8.000% 08/15/07            SEK   18,870,000    2,156,467
Queensland Treasury,
   8.000% 09/14/07            AUD      900,000      550,443
Republic of Brazil:
   8.875% 04/15/24                  $  500,000      313,750
   11.000% 08/17/40                    410,000      300,120
   12.000% 11/17/06           EUR      250,000      213,485
   12.750% 01/15/20                 $  665,000      561,925
   14.500% 10/15/09                    250,000      249,375
Republic of Bulgaria:
   7.500% 01/15/13            EUR      861,000      775,575
   8.250% 01/15/15                  $  280,000      275,450
Republic of Colombia,
   9.750% 04/09/11                     482,667      496,423
Republic of Ecuador:
   12.000% 11/15/12                     75,000       56,550
   12.000% 11/15/12 (a)                160,000      120,640
Republic of Italy:
   5.500% 11/01/10            EUR    1,130,000    1,070,719
   9.500% 02/01/06                   1,075,000    1,160,912
Republic of Panama,
   10.750% 05/15/20                 $  845,000      921,050
Republic of South Africa:
   7.375% 04/25/12                     240,000      241,078
   9.125% 05/19/09                     225,000      253,125
   12.000% 02/28/05           SAR    2,335,000      238,629
   13.000% 08/31/10                  3,915,000      422,315
Republic of Venezuela:
   9.250% 09/15/27                  $  342,000      234,270
   13.625% 08/15/18                    250,000      227,500



See notes to investment portfolio.

May 31, 2002 (Unaudited)

FOREIGN GOVERNMENT
OBLIGATIONS (CONTINUED)                    PAR        VALUE
---------------------------------------------------------------
Russian Federation:
   5.000% 03/31/30                  $  980,000   $  704,130
   9.000% 03/25/04             DM      450,000      221,992
   11.000% 07/24/18                 $  595,000      662,681
   12.750% 06/24/28                  1,010,000    1,242,300
Treasury Corp. of Victoria, Australia,
   7.500% 08/15/08            AUD    1,125,000      676,470
United Kingdom Treasury:
   9.500% 04/18/05            GBP      615,000      997,859
   10.000% 09/08/03                    410,000      634,866
United Mexican States:
   8.125% 12/30/19                  $  280,000      278,880
   11.000% 05/08/17           ITL  410,000,000      248,326
   11.375% 09/15/16                 $  618,000      784,860
Western Australia Treasury Corp.,
   7.500% 10/15/09            AUD      335,000      201,855
---------------------------------------------------------------
Total Foreign Government
   Obligations
   (cost of $27,785,042)                         28,654,832
---------------------------------------------------------------
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 27.8%
---------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 6.3%
Federal National Mortgage Association:
   6.625% 10/15/07                 $ 1,450,000    1,574,251
   7.000% 07/15/05                   1,330,000    1,445,311
   7.125% 02/15/05                     107,000      116,086
   To Be Announced:
   6.500% (f)                          945,000      959,468
   6.500% (f)                          950,000      934,895
---------------------------------------------------------------
                                                  5,030,011
---------------------------------------------------------------
Government National Mortgage Association:
   9.000% 04/15/06-12/15/06            533,356      582,856
   10.500% 07/15/18-07/15/20            42,780       48,808
   11.000% 01/15/18 - 06/15/19         372,747      428,544
---------------------------------------------------------------
                                                  1,060,208
---------------------------------------------------------------

---------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 21.5%
U. S. Treasury Bonds and Notes:
   7.000% 07/15/06                   1,700,000    1,882,682
   8.875% 02/15/19                     672,000      901,945
   10.375% 11/15/12                  1,520,000    1,935,386
   10.625% 08/15/15                  2,100,000    3,111,927
   11.625% 11/15/04                  4,500,000    5,353,560
   12.000% 08/15/13                  5,452,000    7,547,367
---------------------------------------------------------------
                                                 20,732,867
---------------------------------------------------------------
Total U.S. Government
   Agencies & Obligations
   (cost of $23,415,497)                         26,823,086
---------------------------------------------------------------


PREFERRED STOCKS - 0.7%                 SHARES        VALUE
---------------------------------------------------------------
MANUFACTURING - 0.1%
PRINTING & PUBLISHING - 0.1%
PriMedia Inc., Series F,
   9.200%                                3,000   $  117,000
---------------------------------------------------------------

---------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS
& SANITARY SERVICES - 0.6%
CABLE - 0.5% CSC Holdings Ltd.,
   11.125% PIK                           5,373      483,570
---------------------------------------------------------------
COMMUNICATIONS - 0.1%
Dobson Communication Corp.,
   12.250% PIK                              52       38,480
---------------------------------------------------------------
POLLUTION CONTROL - 0.0%
EnviroSource, Inc.,
   7.250%                                  450       20,833
---------------------------------------------------------------
TELECOMMUNICATION - 0.0%
XO Communications, Inc.,
   13.500% PIK                             788            8
---------------------------------------------------------------
Total Preferred Stocks
   (cost of $1,618,896)                             659,891
---------------------------------------------------------------
COMMON STOCKS - 0.0% (g)
---------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
POLLUTION CONTROL - 0.0%
EnviroSource, Inc.                       1,800          324
---------------------------------------------------------------
TELECOMMUNICATIONS - 0.0%
AirGate PCS, Inc.                          537        6,218
---------------------------------------------------------------
Total Common Stocks
   (cost of $20,309)                                  6,542
---------------------------------------------------------------
WARRANTS - 0.0% (g)                      UNITS
---------------------------------------------------------------
SERVICES - 0.0%
AMUSEMENT & RECREATION - 0.0%
Mikohn Gaming,
   Expires 03/01/05 (a)                    110          220
---------------------------------------------------------------
RETAIL TRADE - 0.0%
FOOD STORES - 0.0%
Pathmark Stores, Inc.,
   Expires 09/19/10                      4,407       30,629
---------------------------------------------------------------

---------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
CABLE - 0.0%
Cable Satisfaction International, Inc.,
   Expires 03/01/05                        355        1,775
Ono Finance PLC,
   Expires 05/31/09                        160           20
---------------------------------------------------------------
                                                      1,795
---------------------------------------------------------------



See notes to investment portfolio.

May 31, 2002 (Unaudited)

WARRANTS (CONTINUED)                     UNITS        VALUE
---------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
COMMUNICATIONS - 0.0%
UbiquiTel Operating Co.,
   Expires 04/15/10 (a)                    150    $   1,500
XM Satellite Radio Holdings, Inc.,
   Expires 03/15/10                        100          775
---------------------------------------------------------------
                                                      2,275
---------------------------------------------------------------
TELECOMMUNICATIONS - 0.0%
Carrier 1 International SA,
   Expires 02/19/09                        209            2
Horizon PCS, Inc.,
   Expires 10/01/03 (a)                    220          275
MetroNet Communications Corp.,
   Expires 08/15/07 (a)                    250       26,261
---------------------------------------------------------------
                                                     26,538
---------------------------------------------------------------
Total Warrants
   (cost of $605,151)                                61,457
---------------------------------------------------------------
SHORT-TERM OBLIGATION - 4.5%               PAR
---------------------------------------------------------------

Repurchase agreement with SBC
  Warburg Ltd., dated 5/31/02, due
  06/03/02 at 1.790%, collateralized by
  U.S. Treasury bonds and/or notes
  with various maturities to 2027,
  market value $4,396,553
  (repurchases proceed $4,300,641)
  (cost of $4,300,000)             $ 4,300,000    4,300,000
---------------------------------------------------------------
Total Investments - 101.6%
   (cost of $102,412,495) (h)                    97,873,192
---------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET  - (1.6)%        (1,565,107)
---------------------------------------------------------------
Net Assets - 100.0%                             $96,308,085
---------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
---------------------------------------------------------------
(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, the value of these securities amounted to $4,870,505 or 5.1% of net assets.
(b)  Zero coupon bond.
(c) This issuer is in default of certain debt covenants. Income is not being fully accrued.
(d)  Settlement of this security is on a delayed delivery basis.
(e) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing this rate.
(f) This security, or a portion thereof, has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less that the amount shown.
(g)  Non-income producing.
(h) Cost for generally accepted accounting principles is $102,412,495. Cost for federal income tax purposes is $103,972,799. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.


As of May 31, 2002, the Trust had entered into the following forward currency exchange contracts:

                                                NET UNREALIZED
     CONTRACTS         IN EXCHANGE   SETTLEMENT  APPRECIATION
    TO DELIVER             FOR          DATE    (DEPRECIATION)
---------------------------------------------------------------
CAD     520,000     US$    332,736    06/06/02    $ (7,614)
EUR     609,000     US$     552,972   08/15/02     (12,808)
EUR     864,000     US$     786,240   08/15/02     (16,267)
GBP     584,200     US$     848,632   08/15/02       2,415
NOK  11,084,000     US$   2,000,439   08/15/02     (45,942)
SEK   7,515,000     US$     728,198   08/15/02     (37,784)
                                                  --------
                                                 $(118,000)
                                                  --------


     CONTRACTS         IN EXCHANGE   SETTLEMENT  NET UNREALIZED
    TO RECEIVE             FOR          DATE     APPRECIATION
----------------------------------------------------------------
NOK    5,542,000    US$     678,373    8/15/02   $   5,631
                                                  --------


SUMMARY OF SECURITIES BY                        % OF TOTAL
COUNTRY                                 VALUE   INVESTMENTS
----------------------------------------------------------------
United States                      $72,308,651          73.9%
United Kingdom                       3,347,631           3.4
Norway                               3,003,830           3.1
New Zealand                          2,586,352           2.6
Poland                               2,300,114           2.4
Italy                                2,231,631           2.3
Sweden                               2,156,467           2.2
Russia                               2,126,973           2.2
Canada                               1,555,644           1.6
Australia                            1,428,768           1.4
Mexico                               1,312,066           1.3
South Africa                         1,155,147           1.2
Bulgaria                             1,051,025           1.1
Brazil                                 827,355           0.8
Germany                                254,038           0.3
Venezuela                              227,500           0.2
                                    ----------        ------
                                   $97,873,192         100.0%
                                    ----------        ------

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

            ACRONYM                         NAME
-------------------------------------------------------------
            AUD                      Australian Dollar
            CAD                      Canadian Dollar
            DM                       German Deutschmark
            EUR                      Euro Dollar
            GBP                      Great British Pound
            ITL                      Italian Lira
            NOK                      Norwegian Kroner
            NZD                      New Zealand Dollar
            PIK                      Payment-In-Kind
            PLN                      Polish Zloty
            SAR                      South African Rand
            SEK                      Swedish Kroner




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                           $102,412,495
-------------------------------------------------------------
Investments, at value                          $ 97,873,192
Cash                                                    999
Foreign currency (cost of $442,635)                 447,696
Net unrealized appreciation on forward
   currency contracts                                 5,631
Receivable for:
   Investments sold                               1,205,834
   Interest                                       2,078,142
Deferred Trustees' compensation plan                  4,866
Other assets                                          7,886
-------------------------------------------------------------
   Total Assets                                 101,624,246
-------------------------------------------------------------

LIABILITIES:
Net unrealized depreciation on forward
   currency contracts                               118,000
Payable for:
   Investments purchased                          2,151,866
   Investments purchased on a delayed
     delivery basis                               2,256,716
   Distributions                                    664,034
   Management fee                                    61,474
   Transfer agent fee                                17,225
   Pricing and bookkeeping fees                       4,420
   Trustees' fee                                        778
   Custody fee                                       24,088
Deferred Trustees' fee                                4,866
Other liabilities                                    12,694
-------------------------------------------------------------
   Total Liabilities                              5,316,161
-------------------------------------------------------------
NET ASSETS                                     $ 96,308,085
-------------------------------------------------------------

COMPOSITION OF NET ASSETS:
Paid-in capital                                $121,163,679
Overdistributed net investment income            (3,175,011)
Accumulated net realized loss                   (17,054,117)
Net unrealized depreciation on:
   Investments                                   (4,539,303)
   Foreign currency translations                    (87,163)
-------------------------------------------------------------
NET ASSETS                                     $ 96,308,085
-------------------------------------------------------------
Shares outstanding                               11,009,000
-------------------------------------------------------------
Net asset value and redemption
   price per share                             $       8.75
-------------------------------------------------------------




STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2002 (Unaudited)


INVESTMENT INCOME:
Interest                                       $  3,779,991
Dividends                                            70,948
Dollar roll fee income                                5,138
-------------------------------------------------------------
   Total Investment Income (net of
     foreign taxes withheld of $24,435)           3,856,077
-------------------------------------------------------------

EXPENSES:
Management fee                                      361,369
Pricing and bookkeeping fees                         26,885
Transfer agent fee                                   31,277
Trustees' fee                                         4,669
Other expenses                                       63,047
-------------------------------------------------------------
   Total Expenses                                   487,247
Custody earnings credit                                (519)
-------------------------------------------------------------
   Net Expenses                                     486,728
-------------------------------------------------------------
Net Investment Income                             3,369,349
-------------------------------------------------------------

NET REALIZED & UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                                   (3,702,998)
   Foreign currency transactions                   (221,054)
-------------------------------------------------------------
     Net realized loss                           (3,924,052)
-------------------------------------------------------------
Net change in unrealized appreciation/ depreciation on:
   Investments                                    2,953,275
   Foreign currency translations                    (83,309)
-------------------------------------------------------------
     Net change in unrealized appreciation/
      depreciation                                2,869,966
-------------------------------------------------------------
Net Loss                                         (1,054,086)
-------------------------------------------------------------
Net Increase in Net Assets from Operations     $  2,315,263
-------------------------------------------------------------



See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS

                                                                              (UNAUDITED)
                                                                              SIX MONTHS
                                                                                 ENDED           YEAR ENDED
                                                                                MAY 31,         NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                               2002               2001
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                          $ 3,369,349        $ 8,562,483
Net realized loss on investments and foreign currency transactions              (3,924,052)        (5,879,711)
Net change in unrealized appreciation/depreciation on investments and
   foreign currency translations                                                 2,869,966          3,947,877
-------------------------------------------------------------------------------------------------------------------
Net Increase from Operations                                                     2,315,263          6,630,649
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (4,094,821)        (8,251,810)
Return of capital                                                                       --           (939,828)
-------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                                    (4,094,821)        (9,191,638)
-------------------------------------------------------------------------------------------------------------------
Total Decrease in Net Assets                                                    (1,779,558)        (2,560,989)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                             98,087,643        100,648,632
-------------------------------------------------------------------------------------------------------------------
End of period (including overdistributed net investment income
   of $(3,175,011) and $(846,788), respectively)                              $ 96,308,085       $ 98,087,643
-------------------------------------------------------------------------------------------------------------------
NUMBER OF TRUST SHARES OUTSTANDING:
End of period                                                                   11,009,000         11,009,000
-------------------------------------------------------------------------------------------------------------------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:

Colonial InterMarket Income Trust I (the `Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company. The Trust's investment goal is to maximize current income by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities. The Trust is authorized to issue an unlimited number of shares of beneficial interest.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by a Trust of securities that it holds with an agreement by the Trust to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Trust will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Trust may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Trust's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:

Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At November 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

      YEAR OF EXPIRATION        CAPITAL LOSS CARRYFORWARD
       -----------------         -----------------------
             2006                          $ 58,424
             2007                         1,514,889
             2008                         5,857,135
             2009                         5,692,253
                                      -------------
                                        $13,122,701
                                      -------------

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis.

May 31, 2002 (Unaudited)

Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets, but resulted in a $1,602,751 decrease in cost of securities and a corresponding $1,602,751 decrease in net unrealized depreciation, based on securities held by the Trust on December 1, 2001.

The effect of this change for the six months ended May 31, 2002 was to decrease net investment income by $318,447, decrease net unrealized depreciation by $42,447 and decrease net realized loss by $360,894. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Trust does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Trust may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Trust may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Trust becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Trust. The Trust may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Trust's average weekly managed assets. "Average weekly managed assets" of the Trust means the average weekly value of the total assets of the Trust less all accrued liabilities of the Trust (other than the aggregate amount of any borrowings constituting financial leverage.)

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Trust under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, the Advisor receives from the Trust an annual flat fee of $10,000, paid monthly, and in any month that the Trust's average weekly managed assets are more than $50 million, a monthly fee equal to the average weekly managed assets of the Trust for that month multiplied by a fee rate that

May 31, 2002 (Unaudited)

is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

OTHER:

The Trust pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Trust's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

The Trust has an agreement with its custodian bank under which $519 of custody fees were reduced by balance credits for the six months ended May 31, 2002. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:

For the six months ended May 31, 2002, purchases and sales of investments, other than short-term obligations, were $34,748,450 and $35,463,136, respectively, of which $5,401,425 and $6,880,117, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at May 31, 2002, based on cost of investments for federal income tax purposes, was:

      Gross unrealized appreciation              $3,391,500
      Gross unrealized depreciation              (9,491,107)
-------------------------------------------------------------
           Net unrealized depreciation          $(6,099,607)
-------------------------------------------------------------

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows:

                                                 (UNAUDITED)
                                                 SIX MONTHS
                                                    ENDED
                                                    MAY 31,                         YEAR ENDED NOVEMBER 30,
----------------------------------------------------------------------------------------------------------------------------------
                                                      2002         2001         2000         1999         1998         1997
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $       8.91    $    9.14     $  10.26    $   11.13    $   11.45     $   11.52
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.31(a)(b)   0.78(a)      0.90(c)      0.91         0.94          0.91
Net realized and unrealized gain (loss) on
   investments and foreign currency                   (0.10)(b)    (0.17)       (1.13)       (0.88)       (0.25)           --(d)
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                  0.21         0.61        (0.23)        0.03         0.69          0.91
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.37)       (0.75)       (0.87)       (0.90)       (0.93)        (0.98)
In excess of net investment income                       --           --           --           --           --(d)         --
From net realized gains                                  --           --           --           --        (0.03)           --
In excess of net realized gains                          --           --           --           --        (0.05)           --
Return of capital                                        --        (0.09)       (0.02)          --           --            --
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders     (0.37)       (0.84)       (0.89)       (0.90)       (1.01)        (0.98)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $      8.75    $    8.91     $   9.14    $   10.26    $   11.13     $   11.45
----------------------------------------------------------------------------------------------------------------------------------
Market price per share, end of period           $      8.57    $    8.19     $   7.94    $    8.31    $   10.56     $   10.94
----------------------------------------------------------------------------------------------------------------------------------
Total return-- based on market value(e)                9.24%(f)    13.47%        6.08%      (13.51)%       6.26%        12.62%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(g)                                            1.01%(h)     1.04%        0.94%        1.00%        0.93%         0.96%
Net investment income(g)                               7.00%(b)(h)  8.52%        9.08%        8.51%        8.22%         8.06%
Portfolio turnover rate                                  38%(f)       65%          53%          52%          99%          156%
Net assets, end of period (000's)                 $  96,308    $  98,088     $100,649     $113,005     $122,490     $ 126,011

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective December 1, 2001, the Trust adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended May 31, 2002, was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 7.66% to 7.00%. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d)  Rounds to less than $0.01 per share.
(e) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                                    YEAR ENDED NOVEMBER 30,
----------------------------------------------------------------------------------------------------------------------------------
                                                                     1996         1995         1994         1993         1992
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      11.27  $     10.41  $     12.01  $     11.22      $   11.33
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  1.00         0.99         0.98         1.09          1.15
Net realized and unrealized gain (loss) on investments
   and foreign currency                                                0.24         0.82        (1.27)        0.78         (0.13)
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                  1.24         1.81        (0.29)        1.87          1.02
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            (0.99)       (0.95)       (0.97)       (1.08)        (1.13)
From net realized gains                                                  --           --        (0.34)          --            --
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                     (0.99)       (0.95)       (1.31)       (1.08)        (1.13)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $      11.52  $     11.27  $     10.41  $     12.01     $   11.22
----------------------------------------------------------------------------------------------------------------------------------
Market price per share, end of period                          $      10.63  $     10.75  $     10.00  $     11.88     $   11.13
----------------------------------------------------------------------------------------------------------------------------------
Total return-- based on market value(a)                                8.30%       17.67%       (5.42)%      16.87%        11.57%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(b)                                                            0.95%        0.97%        0.98%        1.02%         1.04%
Net investment income(b)                                               8.33%        8.73%        8.84%        9.27%        10.08%
Portfolio turnover rate                                                 117%          77%          99%         179%          129%
Net assets, end of period (000's)                              $    126,835  $   124,097  $   114,568  $   132,272     $ 123,560

(a) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

SHAREHOLDER MEETING RESULTS

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS

On May 22, 2002, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following Item listed on the Trust's Proxy Statement for said Meeting. On March 1, 2002, the record date for the Meeting, the Trust had 11,009,000 shares outstanding. The votes cast were as follows:

PROPOSAL 1.                             FOR      WITHHELD
                                        ---      --------
ELECTION OF TRUSTEES
   Richard W. Lowry                 10,152,471    147,745
   William E. Mayer                 10,131,961    168,255
   Thomas E. Stitzel                10,148,671    151,545
   Anne-Lee Verville                10,146,340    153,876

DIVIDEND REINVESTMENT PLAN

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

* EquiServe Trust Company, N.A. currently serves as Agent under the Dividend Reinvestment Plan.


Fees and expenses of the Plan other than brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company*, the Plan agent, by mail at P.O. Box 8200, Boston, MA 02266-8200 or by phone at 1-800-426-5523.

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

TRANSFER AGENT
--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial InterMarket Income Trust I is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021
1-800-426-5523

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-345-6611. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

COLONIAL INTERMARKET INCOME TRUST I   SEMIANNUAL REPORT


                                                198-03/958J-0502 (07/02) 02/1235